Deferred Tax Assets and Income Tax Provision (Details 1)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Deferred Tax Assets and Income Tax Provision (Details)
Blended federal statutory income tax rate	0.21%	0.2533%
Increase (reduction) in income tax provision resulting from:
Net operating loss ("NOL") carry-forwards	(0.21%)	(0.2533%)
Effective income tax rate	0.00%	0.00%